New Standards and Interpretations	12 Months Ended
Dec. 31, 2025
New Standards and Interpretations Not Yet Adopted [Abstract]
New Standards and Interpretations

2.	New Standards and Interpretations
The Group has applied the IFRS Interpretations Committee ("Committee")'s agenda decision published by the International
Accounting Standards Board in July 2024, for the first time for its reporting period ended December 31, 2025. This Committee agenda decision clarifies certain requirements for disclosure of revenue and expenses for reporting segments under IFRS 8,
Operating Segments. The adoption of this Committee agenda decision did not have any impact on the amounts recognized or disclosed in prior and current periods.
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 Presentation of Financial Statements, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category.
The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.
In May 2024, Amendments to IFRS 9 and IFRS 7, Targeted Improvements to Financial Instruments Standards, was issued to clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG)
targets); and update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
The standard is effective for annual reporting periods beginning on or after January 1, 2026, including interim financial statements, and requires prospective application. The Group does not expect these amendments to have a material impact on the Group's
Consolidated Financial Statements.
On July 18, 2024, IASB issued five standards as a result of IASB’s annual improvements project. IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 – First-time Adoption of International Financial Reporting Standards, IFRS 7 and
its accompanying Guidance on implementing IFRS 7, IFRS 9, IFRS 10 – Consolidated Financial Statements and IAS 7 – Statement of
Cash Flows. The effective date for adoption of these amendments is annual reporting periods beginning on or after January 1, 2026, and early adoption is permitted. The Group does not expect these amendments to have a material impact on the Group's
Consolidated Financial Statements.

New Standards and Interpretations

2.	New Standards and Interpretations
The Group has applied the IFRS Interpretations Committee ("Committee")'s agenda decision published by the International
Accounting Standards Board in July 2024, for the first time for its reporting period ended December 31, 2025. This Committee agenda decision clarifies certain requirements for disclosure of revenue and expenses for reporting segments under IFRS 8,
Operating Segments. The adoption of this Committee agenda decision did not have any impact on the amounts recognized or disclosed in prior and current periods.
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 Presentation of Financial Statements, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category.
The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.
In May 2024, Amendments to IFRS 9 and IFRS 7, Targeted Improvements to Financial Instruments Standards, was issued to clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG)
targets); and update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
The standard is effective for annual reporting periods beginning on or after January 1, 2026, including interim financial statements, and requires prospective application. The Group does not expect these amendments to have a material impact on the Group's
Consolidated Financial Statements.
On July 18, 2024, IASB issued five standards as a result of IASB’s annual improvements project. IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 – First-time Adoption of International Financial Reporting Standards, IFRS 7 and
its accompanying Guidance on implementing IFRS 7, IFRS 9, IFRS 10 – Consolidated Financial Statements and IAS 7 – Statement of
Cash Flows. The effective date for adoption of these amendments is annual reporting periods beginning on or after January 1, 2026, and early adoption is permitted. The Group does not expect these amendments to have a material impact on the Group's
Consolidated Financial Statements.